DERIVATIVES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Galaxy Digital Holdings, LP
Derivative [Line Items]
Gain on derivative	$ 31.1	$ 83.6